LONG-TERM DEBT AND NOTE PAYABLE - Narrative (Details)		3 Months Ended				9 Months Ended	12 Months Ended
	Feb. 08, 2018 USD ($)	Oct. 28, 2018 USD ($)	Jul. 29, 2018 USD ($)	Apr. 29, 2018 USD ($)	Jan. 28, 2018 USD ($)	Jul. 29, 2018	Oct. 28, 2018 USD ($)	Oct. 29, 2017 USD ($)	Oct. 30, 2016 USD ($)	Oct. 15, 2018 USD ($)	Apr. 12, 2018 USD ($)	Jan. 16, 2015 USD ($)
Line of Credit Facility [Line Items]
Loss on extinguishment of debt		$ 0	$ 0	$ 21,875,000	$ 0		$ 21,875,000	$ 0	$ 0
Note payable		497,000					497,000	440,000
ABL Facility
Line of Credit Facility [Line Items]
Line of credit facility, remaining borrowing capacity		141,000,000					141,000,000	140,000,000
Line of credit facility, amount outstanding		9,000,000					9,000,000	$ 10,000,000
Minimum borrowing capacity		$ 14,100,000					$ 14,100,000
Consolidated total net debt to EBITDA leverage ratio							7.70
Minimum | ABL Facility
Line of Credit Facility [Line Items]
Amended net debt to EBITDA leverage ratio	1
Term Loan Credit Facility, due 2025
Line of Credit Facility [Line Items]
Term loan credit facility, aggregate principal amount	$ 415,000,000
Installment payment as a percentage of principal	1.00%
Debt instrument, repricing premium	1.00%
Mandatory prepayment, percentage of certain asset sales	50.00%
Mandatory prepayment, percentage of annual excess cash flow	50.00%
Secured debt, percentage of capital stock held by foreign subsidiary	65.00%
Alternate base rate percentage	1.00%
Debt instrument, interest rate, effective percentage		4.24%					4.24%
8.25% Senior notes due January 2023
Line of Credit Facility [Line Items]
Debt instrument stated rate	8.25%							8.25%				8.25%
Debt instrument, interest rate, effective percentage								8.25%
Senior notes, aggregate principal amount	$ 250,000,000.0											$ 250,000,000.0
Repayments of debt	$ 265,500,000
Loss on extinguishment of debt							$ 21,900,000
Redemption premium paid							15,500,000
Base Rate | Maximum | ABL Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.75%
Base Rate | Minimum | ABL Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.25%
Base Rate | Term Loan Credit Facility, due 2025
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.00%
London Interbank Offered Rate (LIBOR) | Maximum | ABL Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.75%
London Interbank Offered Rate (LIBOR) | Minimum | ABL Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.25%
London Interbank Offered Rate (LIBOR) | Term Loan Credit Facility, due 2025
Line of Credit Facility [Line Items]
Basis spread on variable rate	2.00%
Revolving Credit Facility
Line of Credit Facility [Line Items]
Revolving loans outstanding		$ 0					$ 0	$ 0
Revolving Credit Facility | ABL Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 150,000,000									$ 396,000,000.0	$ 360,000,000.0
Letter of Credit | ABL Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	30,000,000
Swingline Borrowings | ABL Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 20,000,000
Leverage Ratio Target Achieve | Term Loan Credit Facility, due 2025
Line of Credit Facility [Line Items]
Mandatory prepayment, percentage of certain asset sales	0.00%
Mandatory prepayment, percentage of annual excess cash flow	0.00%
Commitment Fee Percentage One | Revolving Credit Facility | ABL Facility
Line of Credit Facility [Line Items]
Unused commitment fee, as a percent						0.25%
Commitment Fee Percentage Two | Revolving Credit Facility | ABL Facility
Line of Credit Facility [Line Items]
Unused commitment fee, as a percent						0.35%